Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incur significant costs in connection with acquiring, integrating and restructuring businesses and in connection with our global cost-reduction/productivity initiatives. For example:

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In connection with acquisition activity, we typically incur costs associated with executing the transactions, integrating the acquired operations (which may include expenditures for consulting and the integration of systems and processes), and restructuring the combined company (which may include charges related to employees, assets and activities that will not continue in the combined company); and

•
In connection with our cost-reduction/productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems.

All of our businesses and functions may be impacted by these actions, including sales and marketing, manufacturing and R&D, as well as groups such as information technology, shared services and corporate operations.

In connection with our acquisition of Hospira, we are focusing our efforts on achieving an appropriate cost structure for the combined company. For up to a three-year period post-acquisition, we expect to incur costs of approximately $1 billion (not including costs of $215 million in 2015 associated with the return of acquired IPR&D rights as described in the Current-Period Key Activities section below) associated with the integration of Hospira.

In early 2014, we announced that we would incur costs in 2014-2016 related to new programs: our new global commercial structure reorganization and additional cost-reduction/productivity initiatives. We had the following initiatives associated with these programs:

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The 2014 global commercial structure reorganization, which primarily includes the streamlining of certain functions, the realignment of regional locations and colleagues to the support the businesses, as well as implementing the necessary system changes to support different reporting requirements. Through December 31, 2016, we incurred costs of approximately $219 million and have completed this initiative.

•
Manufacturing plant network rationalization and optimization, where execution timelines are necessarily long. In connection with our plant network strategy and facility optimization of manufacturing operations under the 2014-2016 initiatives, we incurred costs of approximately $367 million associated with prior acquisition activity and costs of approximately $1.1 billion associated with new non-acquisition-related cost-reduction initiatives.

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Other new cost-reduction/productivity initiatives, primarily related to commercial property rationalization and other consolidation and savings opportunities. In connection with these cost-reduction activities, during 2014-2016, we incurred costs of approximately $1.4 billion.

The costs incurred during 2014-2016, of approximately $3.1 billion in total for the above-mentioned programs (but not including expected costs associated with the Hospira integration), include restructuring charges, implementation costs and additional depreciation––asset restructuring. Of this amount, about a quarter of the charges were non-cash.

Current-Period Key Activities

In 2016, we incurred approximately $2.1 billion in cost-reduction and acquisition-related costs (excluding transaction costs) primarily in connection with the integration of Hospira and the aforementioned programs.

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Restructuring charges(a):
Employee terminations	$940	$489	$68
Asset impairments	142	254	45
Exit costs	74	68	58
Total restructuring charges	1,156	811	170
Transaction costs(b)	127	123	—
Integration costs(c)	441	219	80
Restructuring charges and certain acquisition-related costs	1,724	1,152	250
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Cost of sales	201	117	228
Selling, informational and administrative expenses	—	—	1
Research and development expenses	7	5	31
Total additional depreciation––asset restructuring	207	122	261
Implementation costs recorded in our consolidated statements of income as follows(e):
Cost of sales	230	102	78
Selling, informational and administrative expenses	81	82	140
Research and development expenses	25	14	52
Other (income)/deductions––net	3	5	1
Total implementation costs	340	203	270
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$2,271	$1,478	$781

(a)
In 2016, Employee terminations represent the expected reduction of the workforce by approximately 4,900 employees, mainly in manufacturing, sales, research and corporate. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.

The restructuring charges in 2016, are associated with the following:

•	IH ($272 million); EH ($158 million); WRD, GPD and Medical (M) (WRD/GPD/M) ($169 million); manufacturing operations ($368 million); and Corporate ($189 million).
The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:

•	IH ($85 million); EH ($402 million); WRD/GPD/M ($80 million); manufacturing operations ($80 million); and Corporate ($164 million),
The restructuring charges in 2014 are associated with the following:

•
IH ($63 million); EH ($57 million); WRD/GPD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million). as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.

In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.

(b)
Transaction costs represent external costs for banking, legal, accounting and other similar services, most of which in 2016 are directly related to our acquisitions of Medivation and Anacor, and the terminated transaction with Allergan. Transaction costs in 2015 represent external costs directly related to the acquisition of Hospira and the terminated transaction with Allergan and primarily include expenditures for banking, legal, accounting and other similar services.

(c)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes. In 2016, integration costs primarily relate to our acquisition of Hospira and the terminated transaction with Allergan. Integration costs in 2015 represent external incremental costs directly related to our acquisition of Hospira.

(d)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(e)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2015	$1,114	$—	$52	$1,166
Provision	489	254	68	811
Utilization and other(a)	(495)	(254)	(71)	(820)
Balance, December 31, 2015(b)	1,109	—	48	1,157
Provision	940	142	74	1,156
Utilization and other(a)	(502)	(142)	(86)	(730)
Balance, December 31, 2016(c)	$1,547	$—	$36	$1,583

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).

(c)	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).

The asset impairment charges included in restructuring charges for 2016 are primarily associated with abandoned assets.